ACQUISITIONS (Revenue and Net Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Revenues	$ 292,920	$ 174,423	$ 103,552
Net income	53,304	42,997	37,951
Summit Midstream Partners, LP
Business Acquisition [Line Items]
Revenues	225,192	165,499
Net income	43,584	41,726
Red Rock Gathering
Business Acquisition [Line Items]
Revenues	50,114	8,924
Net income	9,668	1,271
Bison Midstream, LLC
Business Acquisition [Line Items]
Revenues	17,614	0
Net income	$ 52	$ 0